ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets pledged [Abstract]
Vessel, net	$ 42,390	$ 45,221
Restricted cash and investments	13,066	20,862
Total pledged assets	$ 55,456	$ 66,083